Leasing	12 Months Ended
Dec. 31, 2024
Leasing
Leasing

Note 8. Leasing

SEK as lessee

All leases, with the exception of short-term and low-value leases, are recognized as a right-of-use asset subject to depreciation with corresponding liabilities in the lessee’s balance sheet, and the lease payments are to be recognized as repayments and interest expenses. The right-of-use assets are accounted for under Tangible and intangible assets and the lease liability is accounted for under Other liabilities, see Note 7 and Note 19. The right-of-use assets and the lease liability relate to rental premises. The lease term is determined as the non-callable period of a lease, together with any extension or termination option that SEK is reasonably certain to exercise. SEK has extension options which it is not reasonably certain to exercise. The potential future cash flows related to the extension options amount to Skr 91 million (2023: Skr 91 million) for a period of 3 years. Reassessments of extensions and terminations options are made upon the occurrence of either a significant event or a significant change in circumstances that is within the control of SEK and will affect the assessment of whether it is reasonably certain to exercise the option.

The lease term is revised if there is a change in the non-cancellable period of lease, for example, if an option not previously included in the lease term is exercised. The lease liability consists of the future cash flows, which are discounted using SEK’s incremental borrowing rate. SEK has elected not to separate non-lease components from lease components, and accounts for each lease component and any associated non-lease component, except for expenses for real estate tax and non-deductible value added tax, as a single lease.

Right-of-use assets

Skr mn	2024	2023
Opening balance	123	144
Depreciation	-27	-26
Addition[1]	—	5
Closing balance	96	123
1	There have been canceled leases and new leases.

Accounted for in profit or loss

Skr mn	2024	2023
Depreciation charge on right-of-use assets	-27	-26
Interest expenses on lease liability	-1	-1
Expenses relating to short-term leases[1]	-2	-1
Expenses relating to low-value leases[1]	-3	-1
Variable lease fees[1]	-7	-6
Total amount accounted for in profit or loss	-40	-35
1	Accounted for under Other administrative expenses.

Lease liability

Skr mn	2024	2023
Opening balance	125	147
Interest expenses accrued	1	1
Payments of lease liability	-28	-28
Addition[1]	—	5
Closing balance	98	125
1	There have been canceled and new leases.

Contractual flows of lease liability

Skr mn	2024	2023
Within 1 year	28	28
Between 1 and 5 years	71	99
More than 5 years	—	—
Discounting effect	-1	-2
Closing balance	98	125

The total cash outflow for leases in 2024 was Skr 40 million (2023: Skr 36 million).

SEK as lessor

All SEK’s leasing transactions, where SEK is the lessor, are classified as financial leases. When making such classification, all aspects regarding the leasing contract, including third-party guarantees, are taken into account. A reconciliation between the gross investment in the leases and the present value of minimum lease payments receivable at the end of the reporting period can be found below. Future lease payments receivable will mature in the following periods. Any lease payment that is received from a lessee is divided into two components for the purposes of measurement: one component constituting a repayment of the loan and the other component recognized as interest income. The leases are included in the line item Loans to the public in the Statement of Financial Position.

	December 31, 2024		December 31, 2023
		Present value		Present value
		of minimum		of minimum
Skr mn	Gross investment	lease payments	Gross investment	lease payments
Within 1 year	36	35	34	33
Between 1 and 5 years	116	102	128	112
More than 5 years	—	—	13	10
Total	152	137	175	155
Unearned finance income	—	15	—	19